Expenses by nature (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses (i)	[1]	$ 912,131		$ 776,535		$ 589,381
Maintenance, security, cleaning, repairs and other		760,169		653,033		449,755
Taxes, rates and contributions		408,300		309,266		231,151
Advertising and other selling expenses		292,199		309,910		306,641
Directors' fees		164,339		131,481		113,673
Fees and payments for services		79,706		73,458		41,051
Allowance for doubtful accounts and other receivables (additions and unused amounts reversed) (Note 14)		73,903	[2]	41,310		12,005	[2]
Leases and expenses		54,052		82,660		50,325
Amortization and depreciation		45,114		28,540		22,944
Traveling, transportation and stationery		33,589		25,823		17,445
Bank expenses		15,495		7,059		5,896
Cost of sale of properties (Note 11)		8,869		12,903		1,400
Other expenses		1,688		4,601		1,967
Commercial compensation				1,911		371
Total expenses by nature		2,849,554		2,458,490		1,844,005
Costs [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses (i)		773,968		653,834		515,022	[1],[3]
Maintenance, security, cleaning, repairs and other		739,853		645,022	[3]	444,824	[3]
Taxes, rates and contributions	[3]	238,669		173,718		127,361
Advertising and other selling expenses	[3]	263,869		280,598		284,935
Directors' fees	[3]
Fees and payments for services	[3]	10,911		12,811		9,008
Allowance for doubtful accounts and other receivables (additions and unused amounts reversed) (Note 14)	[3]
Leases and expenses	[3]	47,615		77,619		46,873
Amortization and depreciation	[3]	33,301		22,222		14,802
Traveling, transportation and stationery	[3]	18,387		16,803		14,043
Bank expenses	[3]	2,910
Cost of sale of properties (Note 11)	[3]	8,869		12,903		1,400
Other expenses	[3]	1,095		4,256		1,936
Total expenses by nature	[3]	2,139,447		1,899,786		1,460,204
General And Administrative Expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses (i)	[1]	114,249		95,201		53,448
Maintenance, security, cleaning, repairs and other		19,512		7,216		4,428
Taxes, rates and contributions		11,795		4,294		1,957
Advertising and other selling expenses
Directors' fees		164,339		131,481		113,673
Fees and payments for services		60,678		58,130		28,562
Allowance for doubtful accounts and other receivables (additions and unused amounts reversed) (Note 14)	[2]
Leases and expenses		6,037		4,516		3,077
Amortization and depreciation		11,498		5,953		7,911
Traveling, transportation and stationery		13,987		8,127		2,597
Bank expenses		12,585		7,059		5,896
Cost of sale of properties (Note 11)
Other expenses		562		199		31
Total expenses by nature		415,242		322,176		221,580
Selling Expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses (i)	[1]	23,914		27,500		20,911
Maintenance, security, cleaning, repairs and other		804		795		503
Taxes, rates and contributions		157,836		131,254		101,833
Advertising and other selling expenses		28,330		29,312		21,706
Directors' fees
Fees and payments for services		8,117		2,517		3,481
Allowance for doubtful accounts and other receivables (additions and unused amounts reversed) (Note 14)		73,903	[2]	41,310		12,005	[2]
Leases and expenses		400		525		375
Amortization and depreciation		315		365		231
Traveling, transportation and stationery		1,215		893		805
Bank expenses
Cost of sale of properties (Note 11)
Other expenses		31		146
Commercial compensation				1,911		371
Total expenses by nature		$ 294,865		$ 236,528		$ 162,221

[1]	For the fiscal year ended June 30, 2018 includes Ps. 842,559 of Salaries, Bonuses and Social Security; Ps. 6,404 of Equity incentive plan and Ps. 63,168 of other concepts. For the fiscal year ended June 30, 2017 includes Ps. 694,067 Salaries, Bonuses and Social Security; Ps. 16,545 of Equity incentive plan and Ps. 65,923 of other concepts. For the fiscal year ended June 30, 2016 includes Ps. 519,782 Salaries, Bonuses and Social Security; Ps. 16,359 of Equity incentive plan and Ps. 53,240 of other concepts.
[2]	At June 30, 2017 y 2016 includes debt relief for Ps 577 and Ps. 10, respectively.
[3]	For the fiscal year ended June 30, 2018 includes Ps. 2,120,715 of Rental and services costs; Ps. 18,713 of Cost of sales and developments and Ps.19 of other consumer financing costs. For the fiscal year ended June 30, 2017 includes Ps. 1,874,392 of Rental and services costs; Ps. 25.346 of Cost of sales and developments and Ps. 48 of other consumer financing costs. For the fiscal year ended June 30, 2016 includes Ps. 1,454,409 of Rental and services costs; Ps. 5,718 of Cost of sales and developments and Ps. 77 of other consumer financing costs.